LONG TERM BOND PAYABLE	12 Months Ended
Jun. 30, 2011
LONG TERM BOND PAYABLE
NOTE 10 - LONG TERM BOND PAYABLE

In December 2007, Beijing Hollysys and three independent third parties entered into an agreement with the underwriters to issue bonds to institutional and public investors in the PRC with an aggregate principal amount of RMB 305 million. Pursuant to the agreements, Beijing Hollysys issued RMB 80 million (equivalent to $11.7 million) of bonds (collectively, the “Bond”) for the purpose of technology improvement and industrial implementation of certain technology. The Bond carried interest at a rate of 6.68% per annum, which was payable semi-annually and matured in December 2010. Related to the Bond, Beijing Zhongguancun Science and Technology Guaranty Co., Ltd.  undertook joint and several guarantee liabilities in full in favour of Beijing Hollysys. Concurrently, the China Development Bank  authorized its business department to undertake general guarantee liability in respect of the guarantee liabilities of Beijing Zhongguancun Science and Technology Guaranty Co., Ltd. The Bond issuing costs were RMB 1,254,054 (equivalent to $183,559).  Such issuing costs were amortized during the three-year term of the Bond and any unamortized issuing cost was presented as long-term deferred expenses on the balance sheet.

For the year ended June 30, 2009, 2010, and 2011,  interest of $782,671, $792,510 and $342,684, respectively, was charged to interest expenses.

The long term bond was fully repaid in December 2010.